Rule 24f-2 Notice
                             Columbia Funds Series Trust
                                 File #333-89661
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1.       Columbia Funds Series Trust
         One Financial Center
         Boston, MA 02111-2621

2. Name of each series or class of funds for which this notice is filed:

	 Columbia Asset Allocation Fund II, Classes A, B, C & Z
	 Columbia California Intermediate Municipal Bond Fund, Classes A, B, C & Z
	 Columbia Georgia Intermediate Municipal Bond Fund, Classes A, B, C & Z
	 Columbia High Income Fund, Classes A, B, C & Z
	 Columbia LifeGoal Balanced Growth Portfolio, Classes A, B, C, R & Z
	 Columbia LifeGoal Growth Portfolio, Classes A, B, C, R & Z
	 Columbia LifeGoal Income and Growth Portfolio, Classes A, B, C, R & Z
	 Columbia LifeGoal Income Portfolio, Classes A, B, C & Z
	 Columbia Maryland Intermediate Municipal Bond Fund, Classes A, B, C & Z
	 Columbia Masters Global Equity Portfolio, Classes A, B, C & Z
	 Columbia Masters Heritage Portfolio, Classes A, B, C & Z
	 Columbia Masters International Equity Portfolio, Classes A, B, C, R & Z
	 Columbia North Carolina Intermediate Municipal Bond Fund, Classes A, B, C & Z
	 Columbia Short Term Bond Fund, Classes A, B, C & Z
	 Columbia Short Term Municipal Bond Fund, Classes A, B, C & Z
	 Columbia South Carolina Intermediate Municipal Bond Fund, Classes A, B, C & Z
	 Columbia Total Return Bond Fund, Classes A, B, C & Z
	 Columbia Virginia Intermediate Municipal Bond Fund, Classes A, B, C & Z
	 Columbia Daily Cash Reserves, Trust Class & Institutional Shares Class
         Corporate Bond Portfolio
	 Mortgage- and Asset-Backed Portfolio

3.       Investment Company Act File #                                                               811-09645

         Securities Act File Number #                                                                333-89661

4.       Last day of fiscal year for which this notice
         is filed:                                                                                   03/31/09

5.       Calculation of registration fee:

(i)        Aggregate sale price of securities sold during the
           fiscal year pursuant to section 24(f):                                                    $   5,632,593,951.00

(ii)       Aggregate price of securities redeemed or
           repurchased during the fiscal year:                                                       $   5,644,601,526.00

(iii)      Aggregate price of shares redeemed or
           repurchased during any prior fiscal year ending no earlier than
           October 11, 1995 that were not previously used to reduce
           registration fees payable
           to the Commission:                                                                        $     215,658,590.00

(iv)       Total available redemption credits:                                                       $   5,860,260,116.00

(v)        Net sales:                                                                                $               0.00

(vi)       Redemption credits available for use in future
           years:                                                                                    $     227,666,165.00

(vii)      Multiplier for determining registration fee:                                                         0.0000558

(viii)	   Registration fee due:                                                                     $               0.00

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6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities(number of shares or other units)
         deducted here:                                                                              0
         If there is a number of shares or other units
         that were registered pursuant to rule 24e-2
         remaining unsold at the end of the fiscal year
         for which this form is filed that are available
         for use by the issuer in future fiscal years,
         then state that number here:                                                                0

7.       Interest due -- if this form is being filed more
         than 90 days after the end of the issuer's fiscal
         year:                                                                                       0

8.       Total of the amount of the registration fee due
         plus any interest due:                                                                      $               0.00

9.       Date the registration fee and any interest payment
         was sent to the Commission's lockbox depository:
         Method of Payment:        NO PAYMENT DUE


         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.
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                                                      By     Jeffrey R. Coleman
                                                             Deputy Treasurer

June 19, 2009